SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 477	$ 630	$ 1,427	$ 2
Tax at the domestic income tax rate	81	107	243	1
Tax effect of expenses that are not deductible in determining taxable profit	30	39	27	6
Under provision in prior years	9	12	7	37
Tax effect of non-taxable incomes	(36)	(47)	(42)	(44)
Income Tax Expense (Benefit)	$ 84	$ 111	$ 235